Supplemental cash flow information	12 Months Ended
Dec. 31, 2023
Statement of cash flows [abstract]
Supplemental cash flow information
Note 26 - Supplemental cash flow information
The Group's non-cash investing and financing activities were as follows:

	For the year ended December 31,
	2023	2022	2021
		(Restated)	(Restated)
Purchases of intangible assets in trade payables - related parties and accrued expenses - related parties	129,478	74,781	357,760
Initial recognition of ROU assets and lease liabilities	54,569	43,514	13,039
Purchases of property, plant and equipment in trade payables	19,230	47,156	18,611
Prepaid assets and warrant liabilities assumed upon closing of the merger with GGI	—	57,040	—
Issuance of Earn-out rights upon closing of the merger with GGI	—	1,500,638	—
Initial recognition of investment in associates	29,400	—	—
Changes in the Group's current and non-current liabilities arising from financing activities were as follows:

	Liabilities to credit institutions	Convertible liabilities	Other financing liabilities	Earn-out and Class C Shares liabilities	Lease liabilities	Total
Balance as of January 1, 2022	642,644	—	7,192	—	77,523	727,359
of which outstanding principal	642,339	—	7,069	—	—	649,408
of which accrued interest	305	—	123	—	—	428
Changes from financing cash flows
Proceeds from short-term borrowings	2,059,298	—	90,501	—	—	2,149,799
Repayments of borrowings	(1,347,392)	—	(79,543)	—	—	(1,426,935)
Repayments of lease liabilities	—	—	—	—	(19,448)	(19,448)
Total changes from financing cash flows	$711,906	$—	$10,958	$—	$(19,448)	$703,416
Changes from other items
Initial recognition of lease liabilities	—	—	—	—	43,514	43,514
Cancellation of lease liabilities	—	—	—	—	(157)	(157)
Interest expense	27,179	—	511	—	6,201	33,891
Interest paid	(24,822)	—	(627)	—	(6,201)	(31,650)
Issuance of Earn-out rights and assumption of warrant liabilities upon closing of the merger with GGI	—	—	—	1,563,728	—	1,563,728
Total changes from other items	$2,357	$—	$(116)	$1,563,728	$43,357	$1,609,326
Changes from effects of foreign exchange rates	(27,905)	—	(1,344)	—	(4,600)	(33,849)
Changes from effects of fair value measurement	—	—	—	(937,158)	—	(937,158)
Balance as of December 31, 2022	$1,329,002	$—	$16,690	$626,570	$96,832	$2,069,094
of which outstanding principal	1,326,388	—	16,690	—	—	1,343,078
of which accrued interest	2,614	—	—	—	—	2,614

Balance as of January 1, 2023	1,329,002	—	16,690	626,570	96,832	2,069,094
of which outstanding principal	1,326,388	—	16,690	—	—	1,343,078
of which accrued interest	2,614	—	—	—	—	2,614

Changes from financing cash flows
Proceeds from short-term borrowings	3,174,669	—	88,162	—	—	3,262,831
Proceeds from long-term borrowings		1,250,000	131,738	—	—	1,381,738
Repayments of borrowings	(2,482,674)	—	(70,334)	—	—	(2,553,008)
Repayments of lease liabilities	—	—	—	—	(21,916)	(21,916)
Total changes from financing cash flows	$691,995	$1,250,000	$149,566	$—	$(21,916)	$2,069,645
Changes from other items
Initial recognition of lease liabilities	—	—	—	—	54,569	54,569
Cancellation of lease liabilities	—	—	—	—	(3,067)	(3,067)
Interest expense	110,097	60,325	2	—	5,008	175,432
Interest paid	(104,762)	(42,620)	(2)	—	(5,008)	(152,392)
Total changes from other items	$5,335	$17,705	$—	$—	$51,502	$74,542
Changes from effects of foreign exchange rates	5,488	—	1,229	—	830	7,547
Changes from effects of fair value measurement	—	6,829	—	(465,168)	—	(458,339)
Balance as of December 31, 2023	$2,031,820	$1,274,534	$167,485	$161,402	$127,248	$3,762,489
of which outstanding principal	2,023,582	1,256,829	167,485	—	—	3,447,896
of which accrued interest	8,238	17,705	—			25,943